Cash and Cash Equivalents, Restricted Cash and Term Deposits (Details) $ in Thousands	Dec. 31, 2020 USD ($) FinancialInstitution	Dec. 31, 2019 USD ($) FinancialInstitution	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and cash equivalents	$ 21,011	$ 13,654
Restricted cash	50	900
Restricted cash, non-current	990	0
Total	22,051	14,554	$ 7,444	$ 11,039
Minimum liquidity requirements per New ATB Loan Facility	500	500
Dry-docking reserve account	490	350
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 4,500	$ 4,000
Minimum liquidity requirements per owned vessel	500	500
Deposits made under sale and leaseback transactions	$ 1,600	$ 2,925